share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
share-based compensation
Schedule of share-based compensation expense

Periods ended June 30 (millions)		2026			2025
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$52	$—	$52	$42	$(5)	$37
Employee share purchase plan	(c)	2	(2)	—	5	(5)	—
		$54	$(2)	$52	$47	$(10)	$37
SIX-MONTH
Restricted share units	(b)	$83	$—	$83	$83	$(5)	$78
Employee share purchase plan	(c)	3	(3)	—	13	(13)	—
Share option awards	(d)	—	—	—	1	—	1
		$86	$(3)	$83	$97	$(18)	$79

1

Within employee benefits expense (see Note 8) for the three-month and six-month periods ended June 30, 2026, restricted share units expense of $16 (2025 – $NIL) and $18 (2025 – $NIL), respectively, is included in restructuring costs (see Note 16) of the TELUS technology solutions segment and the balance is presented as share-based compensation.

TELUS Corporation restricted share units
share-based compensation
Schedule of restricted share units

	June 30,	December 31,
As at	2026	2025
Restricted share units without market performance conditions
Restricted share units with service conditions only	18,985,982	12,212,381
Notional subset affected by non-market performance conditions	2,607,868	1,148,939
	21,593,850	13,361,320
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	2,166,643	1,330,323
Number of non-vested restricted share units	23,760,493	14,691,643

	Number of restricted
	share units [1]		Weighted
			average grant-
	Non-vested	Vested	date fair value
THREE-MONTH PERIOD
Outstanding, April 1, 2026
Non-vested	14,205,590	—	$21.48
Vested	—	52,480	$23.58
Granted
Initial award	8,518,223	—	$17.91
In lieu of dividends	325,622	1,229	$17.92
Vested	(967,416)	967,416	$20.44
Settled
In equity	—	(966,424)	$20.63
In cash	—	(1,737)	$22.62
Forfeited	(488,169)	—	$20.97
Outstanding, June 30, 2026
Non-vested	21,593,850	—	$18.48
Vested	—	52,964	$23.52
SIX-MONTH PERIOD
Outstanding, January 1, 2026
Non-vested	13,361,320	—	$21.88
Vested	—	53,519	$23.69
Granted
Initial award	9,498,320	—	$17.96
In lieu of dividends	639,597	2,460	$17.80
Vested	(1,039,080)	1,039,080	$20.57
Settled
In equity	—	(1,026,557)	$20.74
In cash	—	(15,538)	$22.62
Forfeited	(866,307)	—	$21.21
Outstanding, June 30, 2026
Non-vested	21,593,850	—	$18.48
Vested	—	52,964	$23.52

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS Corporation share options
share-based compensation
Schedule of stock options awards

Periods ended June 30, 2026	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price [1]
Outstanding, beginning of period	3,716,234	$20.71	2,087,608	$22.48
Granted	—	$—	1,000,000	$18.48
Forfeited and other	(155,946)	$21.04	472,680	$20.35
Outstanding, end of period	3,560,288	$20.70	3,560,288	$20.70
Exercisable, end of period	—	—	1,989,235	$21.85

1	The weighted average remaining contractual life is 3.8 years.

Schedule of weighted average fair value of share option award granted

Periods ended June 30, 2026	Three months	Six months
Share option award fair value (per share option)	—	$0.85
Risk-free interest rate	—	2.9%
Expected lives [1] (years)	—	4.9
Expected volatility	—	18.9%
Dividend yield	—	9.1%

1	The maximum contractual term of the share option awards granted in 2026 was 10 years.